Long-Term Borrowing - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from bank borrowings	¥ 24,992,214	$ 3,599,628	¥ 31,624,560
Long-term debt	¥ 35,141,459		31,726,575		$ 5,061,423
Entrusted Bank Borrowing Agreement
Debt Instrument [Line Items]
Proceeds from bank borrowings			¥ 31,600,000	$ 4,600,000
Debt instrument, maturity date	2018-11	2018-11
Debt instrument, extension period	2 years	2 years
Interest rate	12.00%				12.00%
Long-term debt	¥ 35,100,000				$ 5,100,000
Interest payable	¥ 3,500,000				$ 500,000